Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss)
The following table sets forth the changes in each component of accumulated other comprehensive income (loss), net of tax:

(in millions)	Foreign Currency Translation Adjustment	Net Unrealized Gain/(Loss) On Hedges	Net Unrealized Gain/(Loss) On Available-for-sale Securities	Accumulated Other Comprehensive Income / (Loss)
Balance, December 31, 2012	$(20.7)	$(3.7)	$—	$(24.4)
Change	(51.9)	3.1	—	(48.8)
Balance, December 31, 2013	$(72.6)	$(0.6)	$—	$(73.2)
Change	(44.2)	(0.2)	0.1	(44.3)
Balance, December 31, 2014	$(116.8)	$(0.8)	$0.1	$(117.5)
Change	(74.8)	0.5	—	(74.3)
Balance, December 31, 2015	$(191.6)	$(0.3)	$0.1	$(191.8)